PARTNERS' CAPITAL - Subordination (Details)	1 Months Ended		12 Months Ended
	May. 31, 2015	Mar. 31, 2014	Dec. 31, 2015 $ / shares	Dec. 31, 2014	Dec. 31, 2013
General partner
Schedule of Partners' Capital [Line Items]
General partner interest (as a percent)	2.00%	2.00%	2.00%	2.00%	2.00%
Condition one
Schedule of Partners' Capital [Line Items]
Minimum quarterly distribution (in dollars per share)			$ 1.60
Term for condition to be met to end subordination period			3 years
Condition one | General partner
Schedule of Partners' Capital [Line Items]
General partner interest (as a percent)			2.00%
Subordinated units
Schedule of Partners' Capital [Line Items]
Common unit per subordinated unit upon conversion at end of subordination period			1